Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 93,891,615	$ 3,066,350	$ 109,244,285
At FVTOCI	5,637,485	184,111	5,402,714
Total trade receivables	99,529,100	3,250,461	114,646,999
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	94,232,032	3,077,467	109,408,693
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 340,417	$ 11,117	$ 164,408